N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	FUTUREFUNDS SERIES ACCOUNT OF EMPOWER ANNUITY INSURANCE CO of AMERICA
Entity Central Index Key	0000740858
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Select
Prospectus:
Portfolio Company Objective [Text Block]	TYPE/INVESTMENT OBJECTIVE
Temporary Fee Reductions, Current Expenses [Text Block]	This Portfolio Company’s Current Expenses reflect a temporary fee reduction.
Select | ClearBridgeValueFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	ClearBridge Value Fund– Class FI1(formerly ClearBridge Value Trust - Class FI)
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.51%)
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Select | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Invesco American Franchise Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Select | InvescoCapitalAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(31.10%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	10.80%
Select | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC; Putnam Investments Limited
Current Expenses [Percent]	1.58%
Average Annual Total Returns, 1 Year [Percent]	(18.22%)
Average Annual Total Returns, 5 Years [Percent]	1.37%
Average Annual Total Returns, 10 Years [Percent]	4.23%
FutureFund Series Account
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Portfolio Company’s Current Expenses reflect a temporary fee reduction.
FutureFund Series Account | ClearBridgeValueFundClassFIMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Value Fund– Class FI1(formerly ClearBridge Value Trust - Class FI)
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	6.51%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	11.06%
FutureFund Series Account | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco American Franchise Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	31.14%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
FutureFund Series Account | InvescoCapitalAppreciationFundClassAMember
Prospectus:
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	31.10%
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	10.80%
FutureFund Series Account | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC; Putnam Investments Limited
Current Expenses [Percent]	1.58%
Average Annual Total Returns, 1 Year [Percent]	18.22%
Average Annual Total Returns, 5 Years [Percent]	1.37%
Average Annual Total Returns, 10 Years [Percent]	4.23%